DERIVATIVE INSTRUMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Change in the fair value of the liability	$ 0	$ 217,828
Warrants June 2013 Private Placement [Member]
Other income			$ 2,085,536		$ 2,092
Other expense				$ 104,716
Warrant November 2013 IDMC Services and License Agreement [Member]
Other income			286,260	$ 14,574
Other expense					$ 320,657
Series A Convertible Preferred Stock
Shares issued				11,667
Other income			$ 132,724
Other expense				$ 30,338